Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of information about key management personnel
Compensation of the Company’s key management personnel includes salaries, short- and long-term benefits as well as post-employment benefits. Additionally, the entire key management personnel participate in the Company’s Performance Shares Program.

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Short-term employee benefits	8.6	7.0	7.8
Post-employment benefits	0.3	0.2	0.2
Share-based payments	0.1	0.1	0.1

Total	9.0	7.3	8.1